Shareholder Fees - Admiral - Vanguard International Dividend Appreciation Index Fund - Admiral Shares	Sep. 20, 2021 USD ($)
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	0.25%
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20